Financial liabilities at FVTPL_Details of financial liabilities at FVTPL (Details)	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)		Dec. 31, 2017 KRW (₩)	Jun. 30, 2017 KRW (₩)
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at FVTPL	₩ 2,402,235,000,000				₩ 0
Financial liabilities held for trading	0				3,176,113,000,000
Financial liabilities at fair value through profit or loss designated as upon initial recognition	176,097,000,000				0	₩ 0
Financial liabilities designated at FVTPL (IAS 39)	0				251,796,000,000	₩ 616,177,000,000
Financial liabilities at FVTPL	2,578,332,000,000	[1]	$ 2,319,061,000	[1]	0
Financial liabilities at fair value through profit or loss in accordance with IAS 39	0		$ 0		3,427,909,000,000
Gold banking liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at FVTPL	24,485,000,000
Financial liabilities held for trading					25,964,000,000
Derivative liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at FVTPL	2,377,750,000,000
Financial liabilities held for trading					3,150,149,000,000
Equity linked securities index in short position
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss designated as upon initial recognition	176,097,000,000
Financial liabilities designated at FVTPL (IAS 39)					160,057,000,000
Debentures in local currency
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities designated at FVTPL (IAS 39)	₩ 0				₩ 91,739,000,000

[1]	The consolidated interim statements of financial position as of June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated accordance with IFRS 9.